Debt - Schedule of Outstanding Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt, outstanding principal		$ 7,421	$ 17,814
Total debt, unamortized discount and debt issuance costs		(409)	(1,449)
Total debt, net carrying amount		7,012	16,365
Current portion, outstanding principal	$ (4,877)	(7,421)	(17,814)
Current portion, unamortized discount and debt issuance costs	263	409	1,449
Current portion, net carrying amount	(4,614)	(7,012)	(16,365)
Long-term debt, outstanding principal
Long-term debt, unamortized discount and debt issuance costs
Long-term debt
Hercules Term Loan [Member]
Debt Instrument [Line Items]
Total debt, outstanding principal	2,377	7,421	763
Total debt, unamortized discount and debt issuance costs	(58)	(409)	(29)
Total debt, net carrying amount	2,319	7,012	734
North Stadium Term Loan [Member]
Debt Instrument [Line Items]
Total debt, outstanding principal	2,500
Total debt, unamortized discount and debt issuance costs	(205)
Total debt, net carrying amount	$ 2,295
Magna Note [Member]
Debt Instrument [Line Items]
Total debt, outstanding principal			17,051
Total debt, unamortized discount and debt issuance costs			(1,420)
Total debt, net carrying amount			$ 15,631